Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases

A significant portion of the Company’s operating lease portfolio includes office space, research and development facilities, IT equipment, and automobiles. The Company’s leases have remaining lease terms of one to nine years. Substantially all lease expense is presented within general and administrative expense in the consolidated statements of operations and is as follows:

	Year Ended December 31,
(in thousands)	2023	2022	2021
Total lease expense	$1,698	$2,133	$2,113

Supplemental cash flow information related to leases is as follows:
	December 31,
(in thousands)	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from leases	$1,521	$2,010
Right-of-use assets obtained in exchange for new operating lease liabilities	$775	$1,580

Supplemental balance sheet information related to leases is as follows:
	December 31,
	2023	2022
Weighted-average remaining lease term	3.3 years	4.3 years
Weighted-average discount rate	4.0%	4.0%

The following table summarizes future lease payments for operating leases at December 31, 2023:

(in thousands)	Operating leases
2024	$1,279
2025	969
2026	461
2027	180
2028	191
Thereafter	533
Total lease payments	3,613
Less: portion representing imputed interest	(348)
Total	$3,265